Note 6 - Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Time Deposit Maturities [Table Text Block]
Year Ending December 31,

2025	$89,429
2026	28,058
2027	3,389
2028	1,049
2029	305

Total	$122,230